34. Finance debt	12 Months Ended
Dec. 31, 2020
Finance Debt Abstract
Finance debt
34.	Finance debt
34.1.	Balance by type of finance debt
In Brazil	12.31.2020	12.31.2019
Banking Market	5,016	5,322
Capital Market	2,512	3,468
Development banks	1,315	1,927
Others	11	13
Total	8,854	10,730
Abroad
Banking Market	13,581	16,555
Capital Market	27,625	32,476
Development banks	201	40
Export Credit Agency	3,424	3,233
Others	203	226
Total	45,034	52,530
Total finance debt	53,888	63,260
Current	4,186	4,469
Non-current	49,702	58,791

Current finance debt is composed of:

	12.31.2020	12.31.2019
Short-term debt	1,140	2,004
Current portion of long-term debt	2,383	1,579
Accrued interest on short and long-term debt	663	886
Total	4,186	4,469

At December 31, 2020, there was no default, breach of covenants or change in collateral provided or clauses that would result in change in payment terms compared December 31, 2019.

34.2.	Changes in finance debt and reconciliation with cash flows from financing activities

	Balance at 12.31.2018	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 12.31.2019
In Brazil	16,251	2,181	(5,663)	(745)	829	111	(352)	−	(1,882)	10,730
Abroad	67,924	5,362	(20,788)	(3,853)	3,878	538	(560)	29	-	52,530
	84,175	7,543	(26,451)	(4,598)	4,707	649	(912)	29	(1,882)	63,260
	Balance at 12.31.2019	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 12.31.2020
In Brazil	10,730	1,488	(1,080)	(352)	399	142	(2,473)	-	-	8,853
Abroad	52,530	15,535	(23,471)	(2,967)	3,187	1,667	(1,201)	(245)	-	45,035
	63,260	17,023	(24,551)	(3,319)	3,586	1,809	(3,674)	(245)	−	53,888
Debt restructuring			(1,176)	-
Deposits linked to financing			-	162
Net cash used in financing activities			(25,727)	(3,157)
(*) It includes pre-payments.
(**) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

For the year ended December 31, 2020, in line with the Company’s Business and Management Plan and following its liability management strategy, funds were raised mainly in order to settle older debts and manage liabilities, aiming at improving the debt repayment profile taking into account its alignment with investments returns over the long run, and also to have cash reserve to maintain the Company’s liquidity.

In the year ended December 31, 2020, proceeds from financing amounted to US$ 17,023, principally reflecting: (i) funds raised from banking market (in Brazil and abroad), in the amount of US$ 3,153, and (ii) use of revolving credit lines, in the amount of US$ 8 billion and (iii) global notes issued in the capital market in the amount of
US$ 4,300 of which US$ 2,588 relates to the issue of new bonds maturing in 2031 and US$ 1,712 relates to new bonds issued maturing in 2050.

The Company repaid several finance debts, in the amount of US$ 28,884 notably: (i) prepayment of banking loans in the domestic and international market totaling US$ 4,147 and (ii) US$ 9,515 to repurchase of global bonds previously issued by the Company in the capital market, with net premium paid to bond holders amounting to US$ 1,155; (iii) partial prepayment of its revolving credit lines , in the amount of US$ 7.6 billion.

In addition, the Company carried out, in the international banking market, operations to improve its debt profile and to extend its maturity, not involving financial settlements, in the total amount of US$ 2,490.

34.3.	Summarized information on current and non-current finance debt

Maturity in	2021	2022	2023	2024	2025	2026 onwards	Total (**)	Fair Value

Financing in U.S.Dollars (US$)(*):	3,288	2,133	3,793	4,391	5,290	23,289	42,184	48,540
Floating rate debt	2,119	2,133	2,865	3,598	4,306	2,151	17,172
Fixed rate debt	1,169	-	928	793	984	21,138	25,012
Average interest rate	4.8%	4.9%	4.8%	5.1%	5.3%	6.6%	6.1%
Financing in Brazilian Reais (R$):	793	1,149	1,747	1,555	407	2,492	8,143	8,739
Floating rate debt	501	930	1,591	1,197	322	867	5,408
Fixed rate debt	292	219	156	358	85	1,625	2,735
Average interest rate	3.0%	3.8%	4.8%	4.5%	4.2%	4.3%	4.1%
Financing in Euro (€):	58	-	352	15	532	737	1,694	1,993
Fixed rate debt	58	-	352	15	532	737	1,694
Average interest rate	4.6%	-	4.6%	4.7%	4.7%	4.7%	4.7%
Financing in Pound Sterling (£):	47	-	-	-	-	1,820	1,867	2,245
Fixed rate debt	47	-	-	-	-	1,820	1,867
Average interest rate	6.2%	-	-	-	-	6.4%	6.3%
Total as of December 31, 2020	4,186	3,282	5,892	5,961	6,229	28,338	53,888	61,517
Average interest rate	4.6%	4.8%	4.8%	5.1%	5.2%	6.4%	5.9%
Total as of December 31, 2019	4,469	3,971	4,689	8,036	8,537	33,558	63,260	72,801
Average interest rate	5.1%	5.2%	5.3%	5.3%	5.3%	6.3%	5.9%
(*) Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)The average maturity of outstanding debt as of December 31, 2020 is 11.71 years (10.79 years as of December 31, 2019).

The fair value of the Company's finance debt is mainly determined and categorized into a fair value hierarchy as follows:

Level 1- quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 33,236 of December 31, 2020 (US$ 34,992 as of December 31, 2019); and

Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 28,281 as of December 31, 2020 (US$ 37,809 as of December 31, 2019).

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 38.3.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2021	2022	2023	2024	2025	2026 and thereafter	12.31.2020	12.31.2019
Principal	3,522	3,395	5,807	6,230	6,347	29,831	55,132	65,284
Interest	2,436	2,346	2,188	2,037	1,827	28,119	38,953	43,859
Total	5,958	5,741	7,995	8,267	8,174	57,950	94,085	109,143
(*) A maturity schedule of the lease arrangements (nominal amounts) is set out in note 35
34.4.	Lines of credit
						Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	3/7/2018	2/7/2023	4,350	−	4,350
PGT BV	Syndicate of banks	3/27/2019	2/27/2024	3,250	−	3,250
PGT BV	BNP Paribas	12/22/2016	1/9/2021	350	336	14
PGT BV	The Export - Import Bank of China	12/23/2019	12/27/2021	750	714	36
Total				8,700	1,050	7,650

In Brazil
Petrobras	Banco do Brasil	3/23/2018	1/26/2023	385	−	385
Petrobras	Bradesco	6/1/2018	5/31/2023	385	385	−
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	385	−	385
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	63	−	63
Total				1,218	385	833

On March 20, 2020, Petrobras draw down its Revolving Credit Lines (RCF), in the amount of US$ 7.6 billion and
US$ 698, in order to protect itself from the economic effects arising from the COVID-19 pandemic and the decrease of oil prices.

In the third quarter of 2020, Petrobras repaid US$ 7.6 billion relating to the RCF.

34.5.	Covenants and Collateral
34.5.1.	Covenants

The Company has covenants that were not in default at December 31, 2020 in its loan agreements and notes issued in the capital markets requiring, among other obligations i) the presentation of interim financial statements within 90 days of the end of each quarter (not reviewed by Independent Registered Public Accounting Firm) and audited financial statements within 120 days of the end of each fiscal year, with a grace period ranging from 30 to 60 days, depending on the agreement; ii) Negative Pledge / Permitted Liens clause; and iii) covenants with respect to debt level in some of its loan agreements with the Brazilian Development Bank (Banco Nacional de Desenvolvimento Econômico e Social - BNDES).

Additionally, there are other non-financial obligations that the Company has to comply with: i) clauses of compliance with the laws, rules and regulations applicable to the conduct of its business including (but not limited to) environmental laws; (ii) clauses in financing agreements that require both the borrower and the guarantor to conduct their business in compliance with anti-corruption laws and anti-money laundering laws and to institute and maintain policies necessary for such compliance; and (iii) clauses in financing agreements that restrict relations with entities or even countries sanctioned primarily by the United States (including, but not limited to, the Office of Foreign Assets Control (OFAC), Department of State and Department of Commerce), the European Union and United Nations.

34.5.2.	Collateral

Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized.

A Financing agreement with China Development Bank (CDB) maturing in 2026 is also collateralized based on future oil exports for specific buyers limited to 200 thousand barrels per day. This collateral may not exceed the amount of the related debt (US$ 5,005 at December 31, 2020 and US$ 5,006 at December 31, 2019).

The loans obtained by structured entities are collateralized based on the projects’ assets, as well as liens on receivables of the structured entities. Bonds issued by the Company in the capital market are unsecured.

The global notes issued by the Company in the capital market through its wholly-owned subsidiary Petrobras Global Finance B.V. – PGF are unsecured. However, Petrobras fully, unconditionally and irrevocably guarantees these notes, as set out in note 39.6.

34.6.	Accounting policy for financial liabilities

Loans and finance debt are initially recognized at fair value less transaction costs that are directly attributable to its issue and subsequently measured at amortized cost using the effective interest method. When the contractual cash flows of a financial liability measured at amortized cost are renegotiated or modified and this change is not substantial, its gross carrying amount will reflect the discounted present value of its cash flows under the new terms using the original effective interest rate. The difference between the book value immediately prior to such modification and the new gross carrying amount is recognized as gain or loss in the statement of income. When such modification is substantial, the original liability is extinguished and a new liability is recognized, impacting the statement of income for the period.